Net Securities Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Realized gross gains	$ 296	$ 183	$ 48
Realized gross losses	(10)	(56)	(5)
Recognized gross impairments	(124)	(79)	(16)
Net securities gains	$ 162	$ 48	$ 27